UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

March 31, 2013

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.4%
American Tower Trust I, 3.07%, 03/15/23 (b)	$810,000	$815,112
AmeriCredit Automobile Receivables Trust
2.86%, 01/09/17	1,000,000	1,036,715
4.26%, 02/08/17	32,000	33,858
1.07%, 03/08/18	302,000	302,624
Banc of America Commercial Mortgage Trust REMIC, 5.75%, 02/10/51 (a)	450,000	521,866
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	519,000	557,734
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	505,260
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	260,000	269,750
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	92,000	89,960
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.71%, 02/12/49 (a)	450,000	518,942
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	833,000	829,999

Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,514,867)		5,481,820

CORPORATE BONDS AND NOTES - 80.2%

CONSUMER DISCRETIONARY - 14.7%
AMC Networks Inc., 4.75%, 12/15/22	379,000	377,105
Beazer Homes USA Inc., 7.25%, 02/01/23 (b)	160,000	163,200
Caesars Operating Escrow LLC, 9.00%, 02/15/20 (b)	349,000	351,181
CC Holdings GS V LLC, 3.85%, 04/15/23 (b)	100,000	100,746
Cinemark USA Inc., 5.13%, 12/15/22 (b)	202,000	203,010
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (b)	300,000	216,000
Daimler Finance North America LLC, 1.88%, 01/11/18 (b)	400,000	403,100
Delphi Corp.
6.13%, 05/15/21	1,000,000	1,100,000
5.00%, 02/15/23	163,000	172,373
DISH DBS Corp.
5.88%, 07/15/22	525,000	550,594
5.00%, 03/15/23 (b)	743,000	730,926
HD Supply Inc., 10.50%, 01/15/21	164,000	170,560
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	250,000	242,535
KB Home, 7.50%, 09/15/22	500,000	561,250
Lennar Corp., 4.75%, 12/15/17	500,000	523,750
MDC Partners Inc., 6.75%, 04/01/20 (b)	203,000	205,030
MGM Resorts International, 6.75%, 10/01/20 (b)	1,250,000	1,325,000
NBCUniversal Enterprise Inc.
5.25% (callable at 100 beginning 03/19/21) (b) (c)	318,000	321,212
1.97%, 04/15/19 (b)	291,000	291,805
New Academy Finance Co. LLC, 8.00%, 06/15/18 (b)	134,000	138,690
News America Inc., 6.15%, 02/15/41	140,000	167,645
PVH Corp., 4.50%, 12/15/22	900,000	886,500
Quebecor Media Inc., 5.75%, 01/15/23 (b)	500,000	510,000
Regal Entertainment Group, 5.75%, 02/01/25	108,000	106,110
RHP Hotel Properties LP, 5.00%, 04/15/21	110,000	110,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	500,000	506,250
RSI Home Products Inc., 6.88%, 03/01/18 (b)	139,000	141,085
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (b)	500,000	540,000
SES SA, 3.60%, 04/04/23 (b)	130,000	129,996
Shea Homes LP, 8.63%, 05/15/19	500,000	561,250
Starz LLC, 5.00%, 09/15/19	500,000	515,000
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (d)	375,000	402,187
Tempur-Pedic International Inc., 6.88%, 12/15/20 (b)	100,000	106,750
Tenneco Inc., 6.88%, 12/15/20	500,000	549,375
TRW Automotive Inc., 4.50%, 03/01/21 (b)	173,000	175,595
Unitymedia Hessen GmbH & Co. KG, 5.13%, 01/21/23, EUR (b)	400,000	496,078
WideOpenWest Finance LLC, 10.25%, 07/15/19 (b)	300,000	333,750
Wynn Las Vegas LLC, 7.75%, 08/15/20	550,000	616,687
		15,002,325
CONSUMER STAPLES - 2.6%
ConAgra Foods Inc.
3.20%, 01/25/23	117,000	116,616
4.65%, 01/25/43	173,000	172,159
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (b)	502,000	502,628
Reynolds Group Issuer Inc., 7.88%, 08/15/19	500,000	551,250
Rite Aid Corp., 10.25%, 10/15/19	400,000	461,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	250,000	267,587
US Foods Inc., 8.50%, 06/30/19 (b)	528,000	560,340
		2,631,580
ENERGY - 14.2%
Access Midstream Partners LP, 4.88%, 05/15/23	650,000	641,875
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	536,250
6.25%, 06/01/21	600,000	540,000
Arch Coal Inc., 9.88%, 06/15/19 (b)	500,000	512,500
Arch Coal Inc. Term Loan, 5.75%, 05/14/18 (a)	498,747	506,917
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (b)	406,000	403,970
BP Capital Markets Plc, 3.25%, 05/06/22	460,000	475,238
Chesapeake Energy Corp., 5.75%, 03/15/23	143,000	144,966
DCP Midstream Operating LP
2.50%, 12/01/17	745,000	756,328
3.88%, 03/15/23	403,000	405,178
Denbury Resources Inc., 4.63%, 07/15/23	197,000	190,105
Ensco Plc, 4.70%, 03/15/21	340,000	379,614
Enterprise Products Operating LLC, 5.95%, 02/01/41	150,000	173,774
EP Energy LLC
6.88%, 05/01/19	700,000	766,500
9.38%, 05/01/20	450,000	519,750
EPE Holdings LLC, 8.13%, 12/15/17 (b)	227,000	238,350
Gulfmark Offshore Inc., 6.38%, 03/15/22	500,000	520,000
Halcon Resources Corp., 8.88%, 05/15/21 (b)	131,000	141,153
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (b)	404,000	400,970
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	100,000	101,378
5.00%, 08/15/42	120,000	121,650
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (d)	500,000	525,000
MarkWest Energy Partners LP
5.50%, 02/15/23	750,000	785,625
4.50%, 07/15/23	186,000	182,048
Offshore Group Investment Ltd., 7.13%, 04/01/23 (b)	246,000	251,535
Plains Exploration & Production Co.
6.50%, 11/15/20	500,000	552,500
6.88%, 02/15/23	1,200,000	1,359,000
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	492,813
Seadrill Ltd., 5.63%, 09/15/17 (b)	750,000	757,500
Transocean Inc., 6.38%, 12/15/21	260,000	302,712

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Williams Cos. Inc., 3.70%, 01/15/23	304,000	301,784
WPX Energy Inc., 6.00%, 01/15/22	475,000	497,562
		14,484,545
FINANCIALS - 18.8%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	350,000	466,799
American International Group Inc., 8.25%, 08/15/18	410,000	531,160
Bank of America Corp.
2.00%, 01/11/18	511,000	508,569
3.30%, 01/11/23	352,000	347,093
8.00% (callable at 100 beginning 01/30/18) (a) (c)	450,000	505,710
8.13% (callable at 100 beginning 05/15/18) (a) (c)	450,000	506,321
Bank of America NA, 6.10%, 06/15/17	510,000	589,247
Barclays Bank Plc, 7.63%, 11/21/22	250,000	246,562
BBVA US Senior SAU, 4.66%, 10/09/15	500,000	512,736
BlackRock Inc., 3.38%, 06/01/22	220,000	231,994
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (a) (c)	600,000	622,696
5.95% (callable at 100 beginning 01/30/23) (a) (c)	1,000,000	1,037,500
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (b)	600,000	601,819
FMR LLC, 4.95%, 02/01/33 (b)	377,000	390,034
Ford Motor Credit Co. LLC
2.38%, 01/16/18	1,000,000	994,150
5.00%, 05/15/18	470,000	517,663
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (a) (c)	700,000	814,145
2.10%, 12/11/19	165,000	167,739
3.10%, 01/09/23	350,000	346,522
6.75%, 03/15/32	200,000	254,579
Goldman Sachs Group Inc.
2.38%, 01/22/18	543,000	550,402
6.75%, 10/01/37	225,000	252,132
Invesco Finance Plc, 3.13%, 11/30/22	370,000	377,615
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (a) (c)	1,075,000	1,234,991
3.25%, 09/23/22	350,000	349,460
3.20%, 01/25/23	375,000	374,393
Morgan Stanley, 4.88%, 11/01/22	400,000	424,045
Murray Street Investment Trust I, 4.65%, 03/09/17	480,000	524,879
Prologis International Funding II, 4.88%, 02/15/20 (b)	440,000	451,451
Prudential Financial Inc., 5.20%, 03/15/44 (a)	217,000	217,542
Santander Holdings USA Inc., 3.00%, 09/24/15	750,000	769,009
Springleaf Finance Corp. Term Loan, 5.50%, 05/10/17 (a)	1,000,000	1,005,210
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (b)	480,000	487,578
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	331,242
Wells Fargo & Co.
3.45%, 02/13/23	298,000	300,003
7.98% (callable at 100 beginning 03/15/18) (a) (c)	1,100,000	1,269,125
		19,112,115
HEALTH CARE - 3.5%
AbbVie Inc., 4.40%, 11/06/42 (b)	330,000	332,720
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,066,250
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	420,500
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	288,579
Novartis Capital Corp., 2.40%, 09/21/22	330,000	328,087
VPI Escrow Corp., 6.38%, 10/15/20 (b)	900,000	948,375
Zoetis Inc., 4.70%, 02/01/43 (b)	200,000	204,164
		3,588,675
INDUSTRIALS - 3.8%
ADT Corp., 4.13%, 06/15/23 (b)	215,000	223,089
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (b)	700,000	724,500
Bombardier Inc., 6.13%, 01/15/23 (b)	292,000	302,950
Dematic SA, 7.75%, 12/15/20 (b)	227,000	236,080
International Lease Finance Corp.
7.13%, 09/01/18 (b)	500,000	587,500
5.88%, 04/01/19	500,000	540,077
4.63%, 04/15/21	206,000	205,485
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (b)	500,000	527,280
Pentair Finance SA, 2.65%, 12/01/19 (b)	250,000	246,801
United Technologies Corp., 4.50%, 06/01/42	200,000	213,174
Watco Cos. LLC, 6.38%, 04/01/23 (b)	100,000	102,875
		3,909,811
INFORMATION TECHNOLOGY - 0.2%
Oracle Corp., 2.50%, 10/15/22	197,000	193,397

MATERIALS - 11.8%
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (b)	225,000	249,188
Ashland Inc., 6.88%, 05/15/43 (b)	373,000	402,840
Cemex Finance LLC, 9.38%, 10/12/22 (b)	950,000	1,104,375
Crown Americas LLC, 4.50%, 01/15/23 (b)	195,000	189,150
Dow Chemical Co., 4.38%, 11/15/42	275,000	263,746
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (b)	650,000	667,875
8.25%, 11/01/19 (b)	650,000	701,187
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (a)	498,750	504,406
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (b)	350,000	351,169
3.88%, 03/15/23 (b)	43,000	43,124
5.45%, 03/15/43 (b)	327,000	323,172
Graphic Packaging International Inc., 4.75%, 04/15/21	100,000	101,250
Ineos Finance Plc, 7.50%, 05/01/20 (b)	700,000	762,125
Lafarge SA, 4.75%, 03/23/20, EUR	525,000	708,708
NewMarket Corp., 4.10%, 12/15/22 (b)	149,000	151,273
OI European Group BV, 4.88%, 03/31/21, EUR (b)	500,000	646,535
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (b)	238,000	240,380
Rock-Tenn Co., 3.50%, 03/01/20	500,000	511,126
Samarco Mineracao SA, 4.13%, 11/01/22 (b)	310,000	301,630
Sappi Papier Holding GmbH, 8.38%, 06/15/19 (b)	500,000	555,000
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	500,000	510,000
Styrolution Group GmbH, 7.63%, 05/15/16 (d), EUR	300,000	402,823
Taminco Acquisition Corp., 9.13%, 12/15/17 (b)	422,000	426,220
TPC Group Inc., 8.75%, 12/15/20 (b)	474,000	494,145
US Coatings Acquisition Inc., 5.75%, 02/01/21, EUR (b)	100,000	131,711
Verso Paper Holdings LLC, 11.75%, 01/15/19	300,000	324,000
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (b)	540,000	546,137
4.00%, 10/25/22 (b)	250,000	251,795

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
5.30%, 10/25/42 (b)	125,000	121,186
		11,986,276
TELECOMMUNICATION SERVICES - 6.1%
AT&T Inc., 2.63%, 12/01/22	500,000	482,773
Frontier Communications Corp.
7.13%, 03/15/19	350,000	378,000
7.63%, 04/15/24	106,000	109,048
Hughes Satellite Systems Corp., 6.50%, 06/15/19	500,000	548,750
Intelsat Luxembourg SA
7.75%, 06/01/21 (b)	229,000	233,008
8.13%, 06/01/23 (b)	244,000	247,965
Lynx II Corp., 6.38%, 04/15/23 (b)	273,000	285,967
MetroPCS Wireless Inc., 6.25%, 04/01/21 (b)	439,000	446,682
Qtel International Finance Ltd., 3.88%, 01/31/28 (b)	506,000	498,304
Sprint Capital Corp.
6.90%, 05/01/19	350,000	384,125
6.88%, 11/15/28	350,000	357,875
Sprint Nextel Corp., 7.00%, 03/01/20 (b)	350,000	407,750
Virgin Media Finance Plc, 4.88%, 02/15/22	750,000	759,375
Vodafone Group Plc, 4.38%, 02/19/43	500,000	477,119
Wind Acquisition Finance SA, 11.75%, 07/15/17, EUR (b)	200,000	270,471
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (a)	300,000	302,814
		6,190,026
UTILITIES - 4.5%
Abu Dhabi National Energy Co., 2.50%, 01/12/18 (b)	373,000	375,052
AES Corp., 7.38%, 07/01/21	600,000	696,000
CMS Energy Corp., 6.25%, 02/01/20	290,000	353,606
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (b) (c)	832,000	826,542
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (b)	300,000	345,000
GenOn Energy Inc., 9.50%, 10/15/18	250,000	294,375
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	124,291
Oglethorpe Power Corp., 4.20%, 12/01/42	350,000	339,577
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	300,009
Puget Energy Inc., 6.00%, 09/01/21	610,000	693,277
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	282,657
		4,630,386
Total Corporate Bonds and Notes (cost $81,116,009)		81,729,136

GOVERNMENT AND AGENCY OBLIGATIONS - 10.7%

GOVERNMENT SECURITIES - 1.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	319,555
U.S. Treasury Securities - 1.0%
U.S. Treasury Note, 1.63%, 11/15/22	980,000	962,621

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.4%
Federal Home Loan Mortgage Corp. - 2.4%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40, TBA (e)	646,574	687,261
4.50%, 07/01/41	929,098	995,838
3.00%, 05/15/43, TBA (e)	736,000	753,710
		2,436,809
Federal National Mortgage Association - 5.5%
Federal National Mortgage Association
3.50%, 10/01/26	212,847	225,781
2.50%, 05/15/28, TBA (e)	710,000	734,961
5.50%, 12/01/35	507,152	556,340
6.00%, 09/01/37	564,551	619,836
5.00%, 01/01/38	873,224	946,047
4.00%, 02/01/41	701,582	748,303
3.00%, 04/15/43, TBA (e)	948,000	996,696
3.50%, 05/15/43, TBA (e)	781,000	822,735
		5,650,699
Government National Mortgage Association - 1.5%
Government National Mortgage Association
5.00%, 09/20/41, TBA (e)	706,931	778,972
3.50%, 04/15/43, TBA (e)	673,000	719,584
		1,498,556
Total Government and Agency Obligations (cost $10,856,095)		10,868,240

PREFERRED STOCKS - 1.0%

ENERGY - 0.4%
NuStar Logistics LP, 7.63%, 01/15/43	13,000	348,530

FINANCIALS - 0.6%
Allstate Corp., 5.10%, 01/15/53	8,000	209,440
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (c)	15,000	415,050
		624,490
Total Preferred Stocks (cost $934,500)		973,020

INVESTMENT COMPANIES - 1.0%
SPDR Barclays High Yield Bond ETF	25,100	1,031,861

Total Investment Companies (cost $1,026,014)		1,031,861

SHORT TERM INVESTMENTS - 5.7%

Investment Company - 5.7%
JNL Money Market Fund, 0.03% (f) (g)	5,822,253	5,822,253

Total Short Term Investments (cost $5,822,253)		5,822,253

Total Investments - 104.0% (cost $105,269,738)		105,906,330
Other Assets and Liabilities, Net - (4.0%)		(4,034,586)
Total Net Assets - 100.0%		$101,871,744

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of March 31, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. As of March 31, 2013, the value of these securities was $31,675,771.

(c)	Perpetual security.
(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Company’s Board of Managers. See Restricted Securities in the Notes to the Schedules of Investments.

(e)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2013, the total cost of investments purchased on a delayed delivery basis was $7,992,198.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

See accompanying Notes to Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2013

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ETF - Exchange-Traded Fund

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities — Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have been deemed illiquid, held at March 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Magnum Hunter Resources Corp., 9.50%, 05/15/20	12/14/2012	$509.583	$525,000	0.5%
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	401,329	402,823	0.4
Taylor Morrison Communities Inc., 7.75%, 04/15/20	12/05/2012	397,262	402,188	0.4
		$1,308,174	$1,330,011	1.7%

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“Company”) valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2013

disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of March 31, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Asset-Backed Securities	$—	$5,481,820	$—	$5,481,820
Corporate Bonds and Notes	—	81,729,136	—	81,729,136
Government and Agency Obligations	—	10,868,240	—	10,868,240
Preferred Stocks	973,020	—	—	973,020
Investment Companies	1,031,861	—	—	1,031,861
Short Term Investments	5,822,253	—	—	5,822,253
Fund Total	$7,827,134	$98,079,196	$—	$105,906,330

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$13,870	$—	$—	$13,870

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(54,527)	$—	$—	$(54,527)

(1)Investments in other financial instruments are derivative instruments and include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2013.

Investments in Affiliates — During the period ended March 31, 2013, JNL/PPM America Strategic Income Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Strategic Income Fund’s investment in JNL Money Market Fund on December 31, 2012 and March 31, 2013 was $7,381,180 and $5,822,253, respectively.  During the period ended March 31, 2013, dividend income received from this investment was $205 and there was no realized gain or loss relating to transactions in this investment.

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2013

price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - The Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, the Fund entered into futures contracts to manage exposure to or hedge changes in interest rate, and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ Short	Unrealized Appreciation / (Depreciation)
U.S. Treasury Bond Future, 20-Year	June 2013	(8)	$(7,691)
U.S. Treasury Note Future, 5-Year	June 2013	(22)	(4,499)
U.S. Treasury Note Future, 10-Year	June 2013	(53)	(42,337)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2013	4	13,870
			$(40,657)

Income Tax Matters - Under the Investment Company Act of 1940, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 28, 2013

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.